Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Aerospace & Defense - 6.4%
BWX Technologies, Inc.	352,811	$ 19,235,256
Hexcel Corp.	329,813	12,302,025

		31,537,281

Biotechnology - 5.7%
Bluebird Bio, Inc. (A)	154,769	9,394,478
Incyte Corp. (A)	93,862	9,269,811
Seattle Genetics, Inc. (A)	57,696	9,593,114

		28,257,403

Building Products - 1.9%
Fortune Brands Home & Security, Inc.	121,078	9,262,467

Capital Markets - 2.7%
Hamilton Lane, Inc., Class A	182,671	13,196,153

Diversified Consumer Services - 2.6%
Bright Horizons Family Solutions, Inc. (A)	118,077	12,662,578

Electronic Equipment, Instruments & Components - 4.2%
CDW Corp.	177,528	20,637,630

Entertainment - 4.9%
Take-Two Interactive Software, Inc. (A)	145,662	23,891,481

Equity Real Estate Investment Trusts - 3.6%
SBA Communications Corp.	57,501	17,913,862

Health Care Equipment & Supplies - 10.4%
ABIOMED, Inc. (A)	34,277	10,281,043
IDEXX Laboratories, Inc. (A)	76,542	30,444,580
Penumbra, Inc. (A) (B)	47,372	10,512,321

		51,237,944

Hotels, Restaurants & Leisure - 7.6%
Aramark	586,229	12,381,156
Domino’s Pizza, Inc.	27,585	10,664,637
Vail Resorts, Inc.	74,753	14,354,819

		37,400,612

Internet & Direct Marketing Retail - 2.5%
Etsy, Inc. (A)	106,022	12,550,884

Life Sciences Tools & Services - 8.2%
ICON PLC (A)	96,227	17,846,259
Mettler-Toledo International, Inc. (A)	24,058	22,494,230

		40,340,489

Professional Services - 3.0%
TransUnion	165,861	14,856,170

Road & Rail - 3.5%
JB Hunt Transport Services, Inc.	131,363	16,998,372

Semiconductors & Semiconductor Equipment - 8.0%
KLA Corp.	109,715	21,924,349
Monolithic Power Systems, Inc.	65,435	17,340,929

		39,265,278

Software - 18.4%
Avalara, Inc. (A)	73,205	9,842,412
Ceridian HCM Holding, Inc. (A)	143,504	11,234,928

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
DocuSign, Inc. (A)	48,645	$ 10,547,695
Guidewire Software, Inc. (A)	128,904	15,166,845
Medallia, Inc. (A) (B)	165,648	5,090,363
Slack Technologies, Inc., Class A (A)	245,697	7,260,346
SS&C Technologies Holdings, Inc.	336,229	19,333,168
Tyler Technologies, Inc. (A)	33,323	11,904,642

		90,380,399

Specialty Retail - 3.8%
Burlington Stores, Inc. (A)	100,390	18,873,320

Total Common Stocks (Cost $416,210,598)		479,262,323

	Principal	Value
REPURCHASE AGREEMENT - 2.6%
Fixed Income Clearing Corp., 0.00% (C), dated 07/31/2020, to be repurchased at $12,601,627 on 08/03/2020. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2023, and with a value of $12,853,689.	$ 12,601,627	12,601,627

Total Repurchase Agreement (Cost $12,601,627)		12,601,627

Total Investments (Cost $428,812,225)		491,863,950
Net Other Assets (Liabilities) - (0.0)% (D)		(201,579)

Net Assets - 100.0%		$ 491,662,371

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$479,262,323	$—	$—	$479,262,323
Repurchase Agreement	—	12,601,627	—	12,601,627

Total Investments	$479,262,323	$12,601,627	$—	$491,863,950

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,369,053, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $4,471,457. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at July 31, 2020.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Mid Cap Growth

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Funds	Page 3